FAIR VALUE MEASUREMENTS (Details 2b) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Level 3 Financial Liabilities
Derivative liabilities, beginning balance	$ 1,569,522	$ 1,619,021	$ 1,619,021
Recorded new derivative liabilities	$ 1,684,496	$ 616,411	616,411
Reclassification of Derivative Liabilities to Additional Paid in Capital			(44,751)
Change in Estimated Fair Value Recognized in Results of Operations	$ (142,922)	$ (2,125,537)	621,159
Derivative liabilities	$ 3,396,940	$ 4,360,969	$ (1,569,522)